RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 8 — RELATED PARTY TRANSACTIONS

a.	Due from a related party

As of December 31, 2020, balance due from a related party, Ms. Ngai Ngai Lam, CEO and Chairwoman of the Company, amounted to $1,439,080. The advance was made on December 29, 2020 and was non-trade in nature, unsecured, interest free and repayable on demand. The Company received full repayment on this advance in January 2021 and has no intention to make additional advance to related parties in the future.

b.	Due to related parties

As of December 31, 2021 and 2020, the balance due to related parties are comprised of advances from the Company’s principal shareholders and used for working capital during the Company’s normal course of business. These advances were non-trade in nature, unsecured, interest free and repayable on demand. Due to related parties amounted to $23,557 and nil as of December 31, 2021 and 2020, respectively.